BUSINESS COMBINATIONS (Narrative) (Details) $ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands, $ in Thousands							1 Months Ended							3 Months Ended		12 Months Ended
	Feb. 13, 2023 CAD ($)	Dec. 01, 2021 CAD ($)	Dec. 01, 2021 ILS (₪)	Aug. 16, 2021 CAD ($)	Aug. 16, 2021 ILS (₪)	Jul. 09, 2021 Shares $ / shares	Oct. 31, 2022 CAD ($)	Jun. 30, 2022 CAD ($)	Jul. 31, 2021 CAD ($)	Jul. 28, 2021 CAD ($)	Jul. 28, 2021 ILS (₪)	Apr. 30, 2021 CAD ($)	Mar. 18, 2021 CAD ($) Shares $ / shares shares	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 ILS (₪)	Dec. 31, 2022 CAD ($) Shares shares	Jan. 06, 2022 CAD ($)	Dec. 31, 2021 CAD ($) Shares		Dec. 31, 2021 CAD ($) Shares $ / shares	Dec. 31, 2020 CAD ($)	Mar. 31, 2023 ILS (₪)	Jun. 30, 2022 ILS (₪)	Feb. 28, 2022 CAD ($)	Feb. 24, 2022 CAD ($)	Feb. 24, 2022 USD ($)	Dec. 31, 2021 USD ($) Shares	Dec. 01, 2021 ILS (₪)	Aug. 16, 2021 ILS (₪)	Jul. 28, 2021 ILS (₪)	Apr. 30, 2021 ILS (₪)
Disclosure of detailed information about business combination [line items]
Number of share options granted in share-based payment arrangement | Shares																32,503		296,427
Total purchase price																$ 6,960
Cash transferred																									$ 125	$ 100
Working capital of business acquisition																1,147
Revenues																54,335		$ 34,053	[1]		$ 15,890
Net loss																(191,301)		(18,518)	[1]		(28,734)
Advance payment for intangible assets																0		$ 17			$ 93
Trichome Financial Corp. (“Trichome”) [Member]
Disclosure of detailed information about business combination [line items]
Number of common shares issued in business combination | Shares													1,010,490
Value of common shares issued in business combination													$ 99,028			$ 495
Market price of common shares | $ / shares													$ 98
Amount of settlement of withholding tax liabilities													$ 8,131
Number of common shares comprised to cover tax liabilities | shares													92,746
Percentage of withholding tax liabilities													75.00%											75.00%
Percentage of income tax liability of key personnel													75.00%
Percentage of withholding tax liabilities of penalties and interest																75.00%
Impairment loss of indemnification asset and penalty and interest expenses																$ 342
Number of common shares issued for each share of acquiree | shares													0.24525			5,052
Total purchase price																$ 99,028
Description of contingent consideration of acquisition																(a) any portion of remittance to the CRA on account of any non-residence Canadian estimated at approximately $1,886, plus (b) 75% of any liabilities for penalties up to December 31, 2021 and 100% of any penalties from January 1, 2022 onward (estimated at approximately $604), and indemnify 75% of any liabilities for interest through December 31, 2021 and 100% of any interest from January 1, 2022 (estimated at approximately $342), in connection with the withholding tax liabilities to CRA (other than penalties and interest included in (a) above), plus (c) To the extent not captured above in sections (a) and (b), 100% of the withholding taxes tax liabilities, subtracting all cash proceeds received by Trichome or IMC from the sale of the Purchaser Balance Shares.
Revenues																$ 9,223
Net loss																$ (17,983)
Trichome Financial Corp. (“Trichome”) [Member] | Subsequent Event [Member]
Disclosure of detailed information about business combination [line items]
Amount of settlement of withholding tax liabilities																								$ 1,886
Impairment loss of indemnification asset and penalty and interest expenses																	$ 604
MYM Nutraceuticals Inc. (“MYM”) [Member]
Disclosure of detailed information about business combination [line items]
Number of common shares issued in business combination | Shares						1,007,344										4,980
Value of common shares issued in business combination																$ 312
Market price of common shares | $ / shares						$ 0.022
Number of share options granted in share-based payment arrangement | Shares													70,000
Percentage of issued and outstanding shares acquired						15.00%
Total purchase price																62,620
Cash consideration of business combination									$ 62,620
Revenues																11,024
Net loss																$ 130
MYM Nutraceuticals Inc. (“MYM”) [Member] | Subsequent Event [Member]
Disclosure of detailed information about business combination [line items]
Number of share options granted in share-based payment arrangement | Shares																83,351
Number of RSU vested | shares																27,512
Cash consideration of business combination																$ 3,250
Panaxia Logistics Ltd. [Member]
Disclosure of detailed information about business combination [line items]
Number of common shares issued in business combination | Shares																		93,475		93,475							93,475
Value of common shares issued in business combination	$ 298											$ 4,200						$ 4,290		$ 4,290							$ 3,397				₪ 11,100
Total purchase price												7,000				6,960															18,700
Amount of non cancellable purchase price												2,837
Advance payment for intangible assets							$ 2,192
Intangible assets amortized term							4 years
Impairment							$ 4,108
Compensation amount	$ 95
Panaxia Logistics Ltd. [Member] | Bottom of range [Member]
Disclosure of detailed information about business combination [line items]
Market price of common shares | $ / shares																				$ 50.1
Panaxia Logistics Ltd. [Member] | Top of range [member]
Disclosure of detailed information about business combination [line items]
Market price of common shares | $ / shares																				$ 31
Panaxia Agreement [Member]
Disclosure of detailed information about business combination [line items]
Value of common shares issued in business combination												4,200																			11,100
Total purchase price												7,000				373															18,700
Cash transferred												$ 2,800																			₪ 7,600
Pharm Yarok pharmacy [Member]
Disclosure of detailed information about business combination [line items]
Value of common shares issued in business combination										$ 1,300																				₪ 3,500
Total purchase price																4,606
Cash consideration of business combination										$ 4,600	₪ 11,900
Revenues																4,897
Net loss																1
Vironna pharmacy [Member]
Disclosure of detailed information about business combination [line items]
Value of common shares issued in business combination				$ 1,400																									₪ 3,500
Percentage of acquisition				51.00%	51.00%
Total purchase price				$ 3,300												$ 3,319													₪ 8,500
Accrued purchased consideration				58
Cash consideration of business combination				$ 1,900	₪ 5,000
Oranim Pharm [Member]
Disclosure of detailed information about business combination [line items]
Value of common shares issued in business combination								$ 2,100						$ 700								₪ 1,500	₪ 5,200
Percentage of acquisition		51.00%	51.00%
Total purchase price		$ 4,900																										₪ 11,900
Accrued purchased consideration								$ 2,003
Cash consideration of business combination		$ 2,100	₪ 5,200											$ 2,100	₪ 5,200
Revenues																		1,410
Net loss																		$ 46

[1]	Reclassified in respect of discontinued operations - see Note 24.